Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JP MORGAN FLEMING MUTUAL FUND GROUP INC
Entity Central Index Key	0001037897
Document Period End Date	Jun. 30, 2024
C000012322 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class A Shares)	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class A Shares, without a sales charge, returned 10.75% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class A Shares)	April 30, 2001	4.95%	6.61%	6.64%
JPMorgan Mid Cap Value Fund (Class A Shares) - excluding sales charge		10.75	7.77	7.21
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60

Performance Inception Date	Apr. 30, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,892,939,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 78,137,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000012324 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JCMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class C Shares)	$172	1.64%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class C Shares, without a sales charge, returned 10.20% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class C Shares)	April 30, 2001	9.20%	7.23%	6.78%
JPMorgan Mid Cap Value Fund (Class C Shares) - excluding sales charge		10.20	7.23	6.78
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60

Performance Inception Date	Apr. 30, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,892,939,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 78,137,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000012320 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JMVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class I Shares)	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class I Shares returned 11.06% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class I Shares)	October 31, 2001	11.06%	8.04%	7.48%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60

Performance Inception Date	Oct. 31, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,892,939,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 78,137,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000012321 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class L Shares
Trading Symbol	FLMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class L Shares)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class L Shares returned 11.19% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class L Shares)	November 13, 1997	11.19%	8.24%	7.71%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60

Performance Inception Date	Nov. 13, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,892,939,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 78,137,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000070637 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R2 Shares
Trading Symbol	JMVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R2 Shares)	$147	1.40%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class R2 Shares returned 10.48% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R2 Shares)	November 3, 2008	10.48%	7.49%	6.94%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,892,939,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 78,137,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000173569 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R3 Shares
Trading Symbol	JMVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R3 Shares)	$121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class R3 Shares returned 10.77% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R3 Shares)	September 9, 2016	10.77%	7.77%	7.21%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,892,939,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 78,137,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000173570 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R4 Shares
Trading Symbol	JMVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R4 Shares)	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class R4 Shares returned 11.02% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R4 Shares)	September 9, 2016	11.02%	8.03%	7.47%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,892,939,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 78,137,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000173241 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R5 Shares
Trading Symbol	JMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R5 Shares)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class R5 Shares returned 11.19% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R5 Shares)	September 9, 2016	11.19%	8.20%	7.66%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,892,939,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 78,137,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000173242 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	JMVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R6 Shares)	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class R6 Shares returned 11.30% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R6 Shares)	September 9, 2016	11.30%	8.31%	7.74%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,892,939,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 78,137,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.